5. Financial risk management (Details 6) - ARS ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
SummaryOfFinancialRiskManagementLineItems [Line Items]
Assets	$ 3,381,550	$ 4,278,008
Liabilities	1,035	291
Derivative financial instruments
SummaryOfFinancialRiskManagementLineItems [Line Items]
Liabilities	1,035	291
Level 1
SummaryOfFinancialRiskManagementLineItems [Line Items]
Assets	3,381,550	4,278,008
Liabilities	0	0
Level 1 | Derivative financial instruments
SummaryOfFinancialRiskManagementLineItems [Line Items]
Liabilities	0	0
Level 2
SummaryOfFinancialRiskManagementLineItems [Line Items]
Assets	0	0
Liabilities	1,035	291
Level 2 | Derivative financial instruments
SummaryOfFinancialRiskManagementLineItems [Line Items]
Liabilities	1,035	291
Level 3
SummaryOfFinancialRiskManagementLineItems [Line Items]
Assets	0	0
Liabilities	0	0
Level 3 | Derivative financial instruments
SummaryOfFinancialRiskManagementLineItems [Line Items]
Liabilities	0	0
Government bonds
SummaryOfFinancialRiskManagementLineItems [Line Items]
Assets	3,285,799	1,829,888
Government bonds | Level 1
SummaryOfFinancialRiskManagementLineItems [Line Items]
Assets	3,285,799	1,829,888
Government bonds | Level 2
SummaryOfFinancialRiskManagementLineItems [Line Items]
Assets	0	0
Government bonds | Level 3
SummaryOfFinancialRiskManagementLineItems [Line Items]
Assets	0	0
Money market funds
SummaryOfFinancialRiskManagementLineItems [Line Items]
Assets	95,751	2,448,120
Money market funds | Level 1
SummaryOfFinancialRiskManagementLineItems [Line Items]
Assets	95,751	2,448,120
Money market funds | Level 2
SummaryOfFinancialRiskManagementLineItems [Line Items]
Assets	0	0
Money market funds | Level 3
SummaryOfFinancialRiskManagementLineItems [Line Items]
Assets	$ 0	$ 0